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                                   FORM N - PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

                       Investment Company Act file number:
                                    811-02281

               (Exact name of registrant as specified in charter)
                      The Hartford Income Shares Fund, Inc.

                    (Address of principal executive offices)
                              200 Hopmeadow Street
                               Simsbury, CT 06089

                     (Name and address of agent for service)
                          Edward P. Macdonald, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                               Simsbury, CT 06089

Registrant 's telephone number, including area code: (860)843-9934

Date of Fiscal year-end: July 31, 2007

Date of reporting period: 07/01/2007 - 06/30/2008

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Item 1. Proxy Voting Record
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THE HARTFORD INCOME SHARES FUND, INC.

INVESTMENT COMPANY REPORT

07/01/2007 - 06/30/2008

--------------------------------------------------------------------------------
DELTA AIR LINES INC

TICKER         SECURITY ID:        MEETING DATE   MEETING STATUS
DAL            CUSIP 247361108     06/03/2008     Voted
MEETING TYPE   COUNTRY OF TRADE
Annual         United States

ISSUE NO.   DESCRIPTION                                        PROPONENT       MGMT REC       VOTE CAST    FOR/AGNST MGMT
---------   ------------------------------------------------   -------------   ------------   ----------   --------------
1           ELECTION OF DIRECTOR: RICHARD H. ANDERSON          Mgmt            For            For          For
2           ELECTION OF DIRECTOR: JOHN S. BRINZO               Mgmt            For            For          For
3           ELECTION OF DIRECTOR: DANIEL A. CARP               Mgmt            For            For          For
4           ELECTION OF DIRECTOR: EUGENE I. DAVIS              Mgmt            For            Against      Against
5           ELECTION OF DIRECTOR: RICHARD KARL GOELTZ          Mgmt            For            For          For
6           ELECTION OF DIRECTOR: DAVID R. GOODE               Mgmt            For            For          For
7           ELECTION OF DIRECTOR: VICTOR L. LUND               Mgmt            For            For          For
8           ELECTION OF DIRECTOR: WALTER E. MASSEY             Mgmt            For            For          For
9           ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS        Mgmt            For            For          For
10          ELECTION OF DIRECTOR: KENNETH C. ROGERS            Mgmt            For            For          For
11          ELECTION OF DIRECTOR: KENNETH B. WOODROW           Mgmt            For            For          For
12          Ratification of Auditor                            Mgmt            For            For          For

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GLOBAL CROSSING LIMITED

TICKER         SECURITY ID:        MEETING DATE   MEETING STATUS
GLBC           CUSIP G3921A175     06/24/2008     Voted
MEETING TYPE   COUNTRY OF TRADE
Annual         United States

ISSUE NO.   DESCRIPTION                                        PROPONENT       MGMT REC       VOTE CAST    FOR/AGNST MGMT
---------   ------------------------------------------------   -------------   ------------   ----------   --------------
1.1         Elect Charles Macaluso                             Mgmt            For            For          For
1.2         Elect Michael Rescoe                               Mgmt            For            For          For
2           Ratification of Auditor                            Mgmt            For            For          For

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The Registrant has delegated the responsibility to vote each fund's proxies to the investment manager, subject to the continuing oversight of the Board of Directors. The investment manager has delegated to each sub-adviser the responsibility to vote proxies. The information contained in this Form N-PX is collected from each fund's sub-adviser, who in turn may obtain the information from third-party service providers.

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SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Hartford Income Shares Fund, Inc.
(Registrant)


By /s/ John C. Walters           President
   -----------------------------
   (Signature & Title)

Date August 29, 2008